Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (38,033,588)	$ (45,757,237)	$ 2,767,821
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expenses	3,519,859	10,711,543	6,258,055
Provision for (reversal of) credit losses	975,114	3,803,437	(310,012)
Share-based compensation	(153,034)	3,903,970	707,000
Loss on disposal of property, plant and equipment	478,849	547,338	9,243
Loss on disposal of intangible assets	200,000
Inventory write-down	340,186	6,482,019	2,233,452
(Gain) Loss on short-term investment	(356,996)	509,496	3,656,520
Impairment of goodwill	2,299,628
Deferred income taxes	(1,031,461)	(80,599)	(2,845,588)
Impairment of property, plant and equipment	57,117		3,109,922
Impairment of intangible assets	3,708,247	20,738,130
Impairment of VAT recoverable	16,688,647	4,474,784
Loss from cybersecurity event	2,251,551
Noncash lease expenses	1,835,542	1,711,943	1,066,838
(Gain) Loss on foreign currency transactions	(456,647)	2,161,264	(1,780,087)
Gain on disposal of cryptocurrencies	(744,803)
Gain on disposal of subsidiaries	(7,524)	(5,941)
Changes in assets and liabilities:
Accounts receivable, net	2,612,509	2,882,106	333,888
Notes receivable			775,206
Inventories, net	(122,326)	(185,504)	(5,392,810)
Advances to suppliers	106,246	(178,639)	(818,666)
VAT recoverable	(133,790)	(1,247,508)	(3,799,426)
Prepayments and other current assets, net	956,970	10,410,167	(2,951,664)
Other assets	(323,279)	(850,791)	(51,928)
Accounts payable	(1,130,842)	(1,787,125)	559,817
Notes payable			(1,100,792)
Income taxes payable			705
Advances from customers	(916,451)	163,883	51,792
Accrued liabilities and other payables	(4,272,841)	(14,109,951)	(18,329,126)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(11,653,117)	4,296,785	(15,849,840)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(985,794)	(3,803,943)	(6,153,759)
Purchases of intangible assets		(10,260,785)	(2,365,495)
Cash paid for short-term investments		(28,552,566)	(472,357,646)
Collections from short-term investments	5,694,982	55,101,678	474,365,880
Purchase of cryptocurrencies	(9,162,886)
Proceeds from disposal of cryptocurrencies	7,199,398
Payments for business combination, net of cash acquired		(5,863,499)
Cash from disposal of subsidiaries, net of cash disposed of	7,524	(11,492)
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES	2,753,224	6,609,393	(6,511,020)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of short-term loans			(771,629)
Repayment to related parties			(5,671,902)
Proceeds from issuance of ordinary shares			254,727,705
NET CASH PROVIDED BY FINANCING ACTIVITIES			248,284,174
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(407,061)	394,336	879,537
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(9,306,954)	11,300,514	226,802,851
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	252,227,116	240,926,602	14,123,751
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	242,920,162	252,227,116	240,926,602
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest			4,382
Income taxes		7,666	928
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property, plant and equipment	34,596	4,616,480	3,318,477
Liabilities assumed in connection with purchase of intangible assets		5,440	366,407
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,801,664	5,394,251	3,387,501
Remeasurement of the lease liabilities and right-of-use assets due to lease modification	320,911	1,485,436
Issuance of vested restricted share awards	98	232
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	241,634,262	251,294,952	239,872,316
Restricted cash, current	88,614	29,039	171,156
Restricted cash, non-current	1,197,286	903,125	883,130
Total cash, cash equivalents and restricted cash	$ 242,920,162	$ 252,227,116	$ 240,926,602